UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21407

Nuveen Diversified Dividend and Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Diversified Dividend and Income Fund (JDD)
September 30, 2012

Shares		Description (1)				Value
		Common Stocks – 36.3% (24.7% of Total Investments)
		Aerospace & Defense – 0.6%
25,000		Raytheon Company				$ 1,429,000
		Automobiles – 0.7%
77,000		General Motors Company, (2)				1,751,750
		Building Products – 0.5%
35,400		Masonite Worldwide Holdings, (2)				1,239,000
		Chemicals – 0.5%
23,000		Mosaic Company				1,325,030
		Commercial Banks – 1.3%
95,000		Wells Fargo & Company				3,280,350
		Communications Equipment – 1.2%
130,000		Cisco Systems, Inc.				2,481,700
44,000		LM Ericsson Telefonaktiebolget, Sponsored ADR				401,720
		Total Communications Equipment				2,883,420
		Computers & Peripherals – 0.3%
45,800		Hewlett-Packard Company				781,348
		Consumer Finance – 0.7%
32,000		Capital One Financial Corporation				1,824,320
		Diversified Financial Services – 2.1%
78,000		Citigroup Inc.				2,552,160
68,000		JP Morgan Chase & Co.				2,752,640
		Total Diversified Financial Services				5,304,800
		Diversified Telecommunication Services – 0.4%
181,200		Frontier Communications Corporation				887,880
		Energy Equipment & Services – 0.4%
26,500		Halliburton Company				892,785
		Food & Staples Retailing – 1.0%
50,000		CVS Caremark Corporation				2,421,000
		Hotels, Restaurants & Leisure – 1.4%
59,150		Starwood Hotels, & Resorts Worldwide, Inc.				3,428,334
		Industrial Conglomerates – 0.4%
45,500		General Electric Company				1,033,305
		Insurance – 3.8%
73,900		American International Group, (2)				2,423,181
120,000		Hartford Financial Services Group, Inc.				2,332,800
37,500		MetLife, Inc.				1,292,250
63,000		Symetra Financial Corporation				774,900
132,500		Unum Group				2,546,650
		Total Insurance				9,369,781
		Machinery – 0.6%
18,800		Ingersoll Rand Company Limited, Class A				842,616
17,400		PACCAR Inc.				696,435
		Total Machinery				1,539,051
		Media – 4.0%
147,000		Interpublic Group Companies, Inc.				1,634,640
16,393		Metro-Goldwyn-Mayer, (2), (8)				516,380
107,600		National CineMedia, Inc.				1,761,412
37,000		News Corporation, Class A				907,610
50,300		Time Warner Inc.				2,280,099
51,000		Viacom Inc., Class B				2,733,090
		Total Media				9,833,231
		Metals & Mining – 2.0%
56,200		AngloGold Ashanti Limited, Sponsored ADR				1,969,810
49,500		Barrick Gold Corporation				2,067,120
14,600		Newmont Mining Corporation				817,746
		Total Metals & Mining				4,854,676
		Oil, Gas & Consumable Fuels – 2.8%
9,900		Occidental Petroleum Corporation				851,994
24,000		Royal Dutch Shell PLC, Class A				1,665,840
200,100		Talisman Energy Inc.				2,665,332
36,000		Total SA, Sponsored ADR				1,803,600
		Total Oil, Gas & Consumable Fuels				6,986,766
		Pharmaceuticals – 6.4%
58,600		GlaxoSmithKline PLC				2,709,664
60,000		Merck & Company Inc.				2,706,000
195,500		Pfizer Inc., (3)				4,858,175
94,500		Sanofi-Aventis				4,069,170
40,200		Teva Pharmaceutical Industries Limited, Sponsored ADR				1,664,682
		Total Pharmaceuticals				16,007,691
		Semiconductors & Equipment – 0.4%
116,900		Intersil Holding Corporation, Class A				1,022,875
		Software – 2.6%
156,400		CA Inc.				4,029,646
83,000		Microsoft Corporation, (3)				2,471,740
		Total Software				6,501,386
		Specialty Retail – 0.3%
41,000		Best Buy Co., Inc.				704,790
		Tobacco – 0.9%
25,000		Philip Morris International				2,248,500
		Wireless Telecommunication Services – 1.0%
85,000		Vodafone Group PLC, Sponsored ADR				2,422,075
		Total Common Stocks (cost $83,369,923)				89,973,144

Shares		Description (1)				Value
		Real Estate Investment Trust Common Stocks – 34.4% (23.5% of Total Investments)
		Diversified – 2.8%
160,600		Colonial Properties Trust				$ 3,380,630
45,500		Vornado Realty Trust				3,687,775
		Total Diversified				7,068,405
		Industrial – 1.7%
117,498		Prologis Inc.				4,115,955
		Mortgage – 0.3%
56,000		Redwood Trust Inc.				809,760
		Office – 6.0%
202,050		BioMed Realty Trust Inc.				3,782,376
32,550		Boston Properties, Inc.				3,600,356
141,800		Mack-Cali Realty Corporation				3,771,880
47,700		SL Green Realty Corporation				3,819,339
		Total Office				14,973,951
		Residential – 5.5%
135,326		Apartment Investment & Management Company, Class A				3,517,123
24,875		AvalonBay Communities, Inc.				3,382,751
56,900		Equity Residential				3,273,457
135,950		UDR Inc.				3,374,279
		Total Residential				13,547,610
		Retail – 9.1%
35,500		Federal Realty Investment Trust				3,738,150
46,310		General Growth Properties Inc.				902,119
190,000		Kimco Realty Corporation				3,851,300
65,041		Macerich Company				3,722,296
77,500		Regency Centers Corporation				3,776,575
43,435		Simon Property Group, Inc.				6,593,867
		Total Retail				22,584,307
		Specialized – 9.0%
114,600		Extra Space Storage Inc.				3,810,450
82,100		HCP, Inc.				3,651,808
60,900		Health Care REIT, Inc.				3,516,975
258,742		Host Hotels, & Resorts Inc.				4,152,809
25,224		Public Storage, Inc.				3,510,424
58,900		Ventas Inc.				3,666,525
		Total Specialized				22,308,991
		Total Real Estate Investment Trust Common Stocks (cost $60,394,382)				85,408,979

Shares		Description (1)	Coupon			Value
		Real Estate Investment Trust Preferred Stocks – 1.7% (1.2% of Total Investments)
		Residential – 1.7%
168,000		Equity Lifestyle Properties Inc.	6.750%			$ 4,322,640
		Total Real Estate Investment Trust Preferred Stocks (cost $4,265,280)				4,322,640

Shares		Description (1)	Coupon		Ratings (4)	Value
		Capital Preferred Securities – 0.6% (0.4% of Total Investments)
		Food Products – 0.6%
15		HJ Heinz Finance Company, 144A	8.000%		BBB-	$ 1,583,437
		Total Capital Preferred Securities (cost $1,310,000)				1,583,437

Principal
Amount (000)		Description (1)	Coupon	Maturity (5)	Ratings (4)	Value
		Variable Rate Senior Loan Interests – 33.0% (22.5% of Total Investments) (6)
		Auto Components – 1.2%
$ 1,304		Federal-Mogul Corporation, Tranche B, Term Loan	2.166%	12/29/14	Ba3	$ 1,274,922
665		Federal-Mogul Corporation, Tranche C, Term Loan	2.159%	12/28/15	Ba3	650,471
1,000		Goodyear Tire & Rubber Company, Term Loan, Second Lien	4.750%	4/30/19	Ba1	1,010,417
2,969		Total Auto Components				2,935,810
		Biotechnology – 0.4%
887		Grifols, Inc., Term Loan	4.500%	6/01/17	BB	895,898
		Building Products – 0.4%
931		Goodman Global Inc., Term Loan	5.750%	10/28/16	B+	934,989
		Chemicals – 0.8%
1,016		Ashland, Inc., Term Loan	3.750%	8/23/18	Baa3	1,024,277
983		Univar, Inc., Term Loan	5.000%	6/30/17	B+	980,274
1,999		Total Chemicals				2,004,551
		Commercial Services & Supplies – 0.4%
988		KAR Auction Services, Inc., Term Loan	5.000%	5/19/17	BB-	993,877
		Communications Equipment – 1.1%
856		Intelsat Jackson Holdings, Ltd., Term Loan B1	4.500%	4/02/18	B1	860,113
1,958		Avaya, Inc., Term Loan	3.177%	10/27/14	B1	1,902,670
2,814		Total Communications Equipment				2,762,783
		Consumer Finance – 0.3%
750		Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B3	735,750
		Containers & Packaging – 0.8%
1,599		Reynolds Group Holdings, Inc., Term Loan, WI/DD	TBD	TBD	B+	1,607,000
459		Sealed Air Corporation, Term Loan	4.750%	10/03/18	Ba1	463,025
2,058		Total Containers & Packaging				2,070,025
		Diversified Financial Services – 0.6%
1,000		ADS Waste Holdings, Inc., Term Loan B, WI/DD	TBD	TBD	B+	1,008,333
460		Pinafore LLC, Term Loan	4.250%	9/29/16	BB	463,479
1,460		Total Diversified Financial Services				1,471,812
		Electric Utilities – 0.7%
2,312		TXU Corporation, 2014 Term Loan	3.757%	10/10/14	B2	1,727,982
		Electrical Equipment – 0.3%
395		Sensata Technologies B.V., Term Loan	4.000%	5/12/18	BB+	397,688
296		Sensus Metering Systems, Inc., Term Loan, First Lien	4.750%	5/09/17	Ba3	296,608
691		Total Electrical Equipment				694,296
		Food Products – 1.3%
1,320		Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	B+	1,330,659
1,959		U.S. Foodservice, Inc., Extended Term Loan	5.750%	3/31/17	B-	1,937,671
3,279		Total Food Products				3,268,330
		Health Care Equipment & Supplies – 0.6%
1,489		Chiron Merger Sub, Inc., Term Loan	7.000%	5/04/18	Ba2	1,512,012
		Health Care Providers & Services – 4.8%
4		Community Health Systems, Inc., Extended Term Loan	3.921%	1/25/17	BB	4,267
1,000		ConvaTec Healthcare, Incremental Term Loan B, WI/DD	TBD	TBD	Ba3	1,005,000
1,000		DaVita, Inc., New Term Loan B2, WI/DD	TBD	TBD	Ba2	1,003,750
1,965		DaVita, Inc., Tranche B, Term Loan	4.500%	10/20/16	Ba2	1,978,509
993		Emdeon Business Services LLC, Term Loan B1	5.000%	11/02/18	BB-	1,001,197
1,974		Golden Living, Term Loan	5.000%	5/04/18	B+	1,910,235
76		HCA, Inc., Tranche B2, Term Loan	3.612%	3/31/17	BB	76,169
905		Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	894,165
851		MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	855,402
998		Select Medical Corporation, Tranche B, Term Loan A	5.502%	6/01/18	BB-	1,006,228
1,414		United Surgical Partners International, Inc., Extended Term Loan	5.250%	4/19/17	B1	1,421,006
805		Universal Health Services, Inc., Term Loan B	3.750%	11/15/16	BB+	806,795
11,985		Total Health Care Providers & Services				11,962,723
		Hotels, Restaurants & Leisure – 3.2%
1,955		24 Hour Fitness Worldwide, Inc., New Term Loan	7.500%	4/22/16	Ba3	1,981,881
183		Venetian Casino Resort LLC, Delayed Term Loan	2.720%	11/23/16	BBB-	181,907
579		Venetian Casino Resort LLC, Tranche B, Term Loan	2.720%	11/23/16	BBB-	577,689
1,395		Dunkin Brands, Inc., Term Loan B2	4.000%	11/23/17	B	1,395,271
32		OSI Restaurant Partners LLC, Revolver	0.673%	6/14/13	BB-	32,314
326		OSI Restaurant Partners LLC, Term Loan	2.500%	6/14/14	BB-	324,622
1,975		Seaworld Parks and Entertainment, Inc., Term Loan B	4.000%	8/17/17	BB-	1,984,776
1,500		Six Flags Theme Parks, Inc., Term Loan B	4.250%	12/20/18	BB+	1,511,243
7,945		Total Hotels, Restaurants & Leisure				7,989,703
		Household Durables – 0.4%
1,000		AOT Bedding Super Holdings LLC, Term Loan B, WI/DD	TBD	TBD	B+	997,411
		Industrial Conglomerates – 1.2%
2,955		U.S. Foodservice, Inc., Term Loan, First Lien	5.750%	3/31/17	B-	2,918,060
		Internet & Catalog Retail – 0.3%
706		Burlington Coat Factory Warehouse Corporation, Term Loan B1	5.500%	2/23/17	B	715,736
		Internet Software & Services – 0.3%
627		Go Daddy Operating Co. LLC, Term Loan, Tranche B1	5.500%	12/17/18	Ba3	625,234
		IT Services – 0.8%
490		SunGard Data Systems, Inc., Term Loan B	1.975%	2/28/14	BB	491,311
1,247		First Data Corporation, Extended Term Loan B	5.217%	3/24/17	B+	1,228,278
306		Frac Tech International LLC, Term Loan	6.250%	5/06/16	B+	295,804
2,043		Total IT Services				2,015,393
		Leisure Equipment & Products – 0.5%
1,329		Cedar Fair LP, Term Loan	4.000%	12/15/17	BB	1,338,978
		Media – 3.6%
265		Emmis Operating Company, Term Loan	4.362%	11/01/13	B2	261,354
540		Nielsen Finance LLC, Term Loan C	3.478%	5/02/16	Ba2	542,477
1,564		Univision Communications, Inc., Term Loan	4.466%	3/31/17	B+	1,551,755
1,000		UPC Broadband Holding BV, Term Loan N	3.731%	12/31/17	Ba3	997,188
1,515		Yell Group PLC, Term Loan	4.459%	7/31/14	N/R	411,658
614		Bresnan Broadband Holdings LLC, Term Loan B	4.500%	12/14/17	BB+	617,747
995		Cequel Communications LLC, Term Loan	4.000%	2/14/19	Ba2	1,000,284
992		Cumulus Media, Inc., Term Loan, First Lien	5.750%	9/17/18	Ba2	998,604
750		Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B2	759,375
1,246		Interactive Data Corporation, Term Loan B	4.500%	2/11/18	BB-	1,255,026
439		WideOpenWest Finance LLC, Term Loan B	6.250%	7/12/18	B1	443,561
9,920		Total Media				8,839,029
		Multiline Retail – 0.4%
931		Bass Pro Group LLC, Term Loan B	5.250%	6/13/17	BB-	943,292
		Oil, Gas & Consumable Fuels – 1.0%
500		El Paso Corporation, Tranche B1, Term Loan	5.000%	5/24/18	BB-	505,310
1,160		Energy Transfer Partners LP, Term Loan B	3.750%	3/24/17	BB	1,161,047
833		Samson Investment Company, Initial Term Loan, Second Lien	6.000%	9/25/18	B+	839,795
2,493		Total Oil, Gas & Consumable Fuels				2,506,152
		Pharmaceuticals – 2.8%
500		Bausch & Lomb, Inc., Delayed Draw, Term Loan	4.750%	11/10/15	B+	505,623
1,496		Bausch & Lomb, Inc., Term Loan B	5.250%	5/17/19	B+	1,514,577
917		Par Pharmaceutical Companies, Inc., Term Loan B, WI/DD	TBD	TBD	B1	916,094
1,995		Valeant Pharmaceuticals International, Term Loan B, First Lien	4.250%	2/01/19	BBB-	2,003,313
283		Warner Chilcott Company LLC, Term Loan B1 Additional	4.250%	3/15/18	BBB-	283,936
746		Warner Chilcott Corporation, Term Loan B1	4.250%	3/15/18	BBB-	747,673
373		Warner Chilcott Corporation, Term Loan B2	4.250%	3/15/18	BBB-	373,836
513		Warner Chilcott Corporation, Term Loan B3	4.250%	3/15/18	BBB-	514,025
6,823		Total Pharmaceuticals				6,859,077
		Real Estate Investment Trust – 0.1%
332		iStar Financial, Inc., Term Loan, Tranche A1	5.000%	6/28/13	BB-	333,183
		Real Estate Management & Development – 0.5%
895		Capital Automotive LP, Tranche B	5.250%	3/11/17	Ba3	901,590
383		LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	384,246
1,278		Total Real Estate Management & Development				1,285,836
		Road & Rail – 0.2%
609		Swift Transportation Company, Inc., Term Loan, Tranche B2	5.000%	12/21/17	BB	613,272
		Semiconductors & Equipment – 0.8%
981		Freescale Semiconductor, Inc., Term Loan, Tranche B1	4.481%	12/01/16	B1	960,467
985		NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	B-	996,079
1,966		Total Semiconductors & Equipment				1,956,546
		Software – 1.3%
885		Datatel Parent Corp, Term Loan B	6.250%	7/19/18	B+	897,950
873		Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	877,356
1,309		SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B1	5.000%	6/07/19	BB-	1,322,900
135		SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B2	5.000%	6/07/19	BB-	137,421
3,202		Total Software				3,235,627
		Specialty Retail – 1.7%
988		J Crew Group, Term Loan	4.750%	3/07/18	B1	989,085
1,773		Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	1,779,855
1,000		Pilot Travel Centers LLC, First Amendment, Tranche B, Term Loan	4.250%	8/07/19	BB	1,006,250
486		Pilot Travel Centers LLC, Term Loan	4.250%	3/30/18	BB	488,111
4,247		Total Specialty Retail				4,263,301
		Wireless Telecommunication Services – 0.2%
574		Clear Channel Communications, Inc., Tranche B, Term Loan, WI/DD	TBD	TBD	CCC+	471,056
$ 83,592		Total Variable Rate Senior Loan Interests (cost $82,908,389)				81,877,724

Principal
Amount (000) (7)		Description (1)	Coupon	Maturity	Ratings (4)	Value
		Emerging Markets Debt and Foreign Corporate Bonds- 33.6% (23.0% of Total Investments)
		Argentina – 0.7%
$ 130		City of Buenos Aires, Argentina, 144A				$ 131,300
390		Republic of Argentina	8.280%	12/31/33	B-	290,743
2,940		Republic of Argentina	2.500%	12/31/38	B	1,083,390
451		Republic of Argentina	2.260%	12/31/38	B	176,050
		Total Argentina				1,681,483
		Azerbaijan – 0.2%
465		Azerbaijan State Oil Company, Reg S	5.450%	2/09/17	BBB-	497,448
		Brazil – 3.0%
300		Banco BTG Pactual SA Cayman, 144A	5.750%	9/28/22	Ba1	303,750
170		Banco do Brasil, Reg S	8.500%	12/31/49	Baa2	202,300
255		Banco do Nordeste do Brasil, 144A	3.625%	11/09/15	BBB	261,375
140		BM&FBovespa SA, Reg S	5.500%	7/16/20	BBB+	159,110
36		Brazil Notas do Tesouro Nacional	6.000%	5/15/15	Baa2	427,787
300		Centrais Eletricas Brasileiras S.A, 144A	5.750%	10/27/21	BBB	333,750
695		Companhia Energetica de Sao Paulo, 144A	9.750%	1/15/15	Ba1	498,252
496		Federative Republic of Brazil	8.250%	1/20/34	BBB	819,640
545		Federative Republic of Brazil	7.125%	1/20/37	BBB	821,588
250		Federative Republic of Brazil	5.625%	1/07/41	BBB	320,000
191		Fibria Overseas Finance, 144A	7.500%	5/04/20	Ba1	208,190
150		Fibria Overseas Finance, 144A	6.750%	3/03/21	Ba1	160,125
120		Globo Comunicacao Participacoes, SA, 144A	6.250%	7/20/50	BBB+	129,600
295		Globo Comunicacao Participacoes, SA, 144A	5.307%	5/11/22	BBB+	320,813
200		OGX Petroleo e Gas Participacoes SA, 144A	8.375%	4/01/22	B1	174,000
525		Petrobras International Finance Company	7.875%	3/15/19	A3	659,441
220		Petrobras International Finance Company	5.750%	1/20/20	A3	250,756
240		Petrobras International Finance Company	6.750%	1/27/41	A3	297,875
215		Rearden G Holdings	7.875%	3/30/20	BB	237,038
294		Telemar Norte Leste SA, 144A	5.500%	10/23/20	BBB	308,700
325		Vale Overseas Limited	6.875%	11/10/39	A-	379,068
85		Vale SA	5.625%	9/11/42	A-	86,472
		Total Brazil				7,359,630
		Canada – 0.2%
431		Pacific Rubiales Energy Corporation, 144A	7.250%	12/12/21	BB+	506,425
		Chile – 1.5%
150		Banco del Estado Chile, 144A	3.875%	2/08/22	Aa3	158,904
305		Corporacion Nacional del Cobre de Chile, Reg S	3.875%	11/03/21	A1	331,462
640		Corporacion Nacional del Cobre de Chile, Reg S	3.750%	11/04/20	A1	691,556
420		Corporacion Nacional del Cobre, 144A	3.750%	11/04/20	A1	453,834
290		Corporacion Nacional del Cobre, 144A	3.875%	11/03/21	A1	315,161
210		Corporacion Nacional del Cobre, 144A	3.000%	7/17/22	A1	211,648
545		Corporacion Nacional del Cobre, 144A	4.250%	7/17/42	A1	538,972
195		E-CL S.A, 144A	5.625%	1/15/21	BBB-	218,061
55		Empresa Nacional del Petroleo, 144A	4.875%	3/15/14	A	57,056
225		Empresa Nacional del Petroleo, Reg S	6.250%	7/08/19	A	259,520
395		Empresa Nacional del Petroleo, Reg S	4.750%	12/06/21	A	422,650
		Total Chile				3,658,824
		China – 0.2%
255		Sinopec Group Overseas Development 2012, 144A	3.900%	5/17/22	Aa3	273,236
205		ENN Energy Holdings Limited, 144A	6.000%	5/13/21	BBB	230,053
		Total China				503,289
		Colombia – 1.3%
395		Bancolombia SA	6.125%	7/26/20	Baa3	431,538
275		Bancolombia SA	5.125%	9/11/22	Baa3	277,750
200		PTT Global Chemical PCL, 144A	4.250%	9/19/22	BBB	202,048
708,000	COP	Republic of Colombia	12.000%	10/22/15	BBB-	484,411
160		Republic of Colombia	7.375%	3/18/19	BBB-	211,600
420,000	COP	Republic of Colombia	7.750%	4/14/21	BBB-	287,293
175,000	COP	Republic of Colombia	9.850%	6/28/27	BBB-	147,349
535		Republic of Colombia	10.375%	1/28/33	BBB-	979,050
100		Republic of Colombia	6.125%	1/18/41	BBB-	135,500
		Total Colombia				3,156,539
		Cote d’Ivoire (Ivory Coast) – 0.3%
905		Ivory Coast Republic, Reg S	3.750%	12/31/32	D	778,300
		Croatia – 0.4%
130		Republic of Croatia, 144A	6.625%	7/14/20	BBB-	145,730
305		Republic of Croatia, Reg S	6.375%	3/24/21	BBB-	338,291
280		Republic of Croatia, 144A	6.250%	4/27/17	BBB-	303,100
230		Republic of Croatia, Reg S	5.375%	11/29/19	BBB-	259,325
		Total Croatia				1,046,446
		Dominican Republic – 0.3%
623		Dominican Republic, Reg S	9.040%	1/23/18	B+	696,199
		El Salvador – 0.6%
345		Republic of El Salvador, Reg S	7.375%	12/01/19	Ba2	396,750
481		Republic of El Salvador, Reg S	7.750%	1/24/23	Ba2	562,770
75		Republic of El Salvador, Reg S	7.625%	9/21/34	Ba2	84,750
260		Republic of El Salvador, Reg S	7.625%	2/01/41	Ba2	289,900
30		Republic of El Salvador, Reg S	8.250%	4/10/32	Ba2	35,625
		Total El Salvador				1,369,795
		Georgia – 0.1%
225		Georgian Railway LLC, 144A	7.750%	7/11/22	BB-	256,741
		Guatemala – 0.1%
245		Republic of Guatemala, 144A	5.750%	6/06/22	Ba1	271,950
		Hungary – 0.9%
395	EUR	Republic of Hungary, Government Bond	4.375%	7/04/17	BB+	478,936
90	EUR	Republic of Hungary, Government Bond	5.750%	6/11/18	BB+	114,282
395	EUR	Republic of Hungary, Government Bond	3.875%	2/24/20	BB+	445,617
46		Republic of Hungary, Government Bond	6.375%	3/29/21	BB+	50,085
940		Republic of Hungary, Government Bond	7.625%	3/29/41	BB+	1,062,200
		Total Hungary				2,151,120
		Iceland – 0.1%
231		Republic of Iceland, Treasury Obligations, 144A	5.875%	5/11/22	BBB-	251,790
		India – 0.2%
285		Reliance Holdings USA Inc., 144A	5.400%	2/14/22	BBB	303,578
245		Vedanta Resources PLC, 144A	8.250%	6/07/21	BB	237,650
		Total India				541,228
		Indonesia – 2.9%
680		Majapahit Holdings BV, Reg S	7.750%	10/17/16	Baa3	805,800
185		Majapahit Holdings BV, Reg S	8.000%	8/07/19	Baa3	233,563
200		Perusahaan Listrik Negaraa PT, Reg S	5.500%	11/22/21	Baa3	223,750
620		Republic of Indonesia, Reg S	6.750%	3/10/14	Baa3	664,175
590		Republic of Indonesia, Reg S	10.375%	5/04/14	Baa3	670,388
520		Republic of Indonesia, Reg S	7.250%	4/20/15	Baa3	591,500
615		Republic of Indonesia, Reg S	7.500%	1/15/16	Baa3	723,394
165		Republic of Indonesia, Reg S	6.875%	1/17/18	Baa3	202,125
510		Republic of Indonesia, Reg S	11.625%	3/04/19	Baa3	779,025
585		Republic of Indonesia, Reg S	4.875%	5/05/21	Baa3	669,825
125		Republic of Indonesia, Reg S	6.625%	2/17/37	Baa3	165,625
807		Republic of Indonesia, Reg S	7.750%	1/17/38	Baa3	1,202,430
210		Republic of Indonesia, Reg S	5.250%	1/17/42	Baa3	239,138
		Total Indonesia				7,170,738
		Kazakhstan – 1.6%
195		Halyk Savings Bank of Kazakhstan, Reg S	9.250%	10/16/13	BB	204,142
450		Kazakhstan Development Bank, Reg S	5.500%	12/20/15	BBB+	488,250
330		Kazakhstan Development Bank	6.500%	6/03/20	BBB+	355,575
225		Kazatomprom, Reg S	6.250%	5/20/15	Baa3	245,250
435		Kazmunaygas National, Reg S	11.750%	1/23/15	BBB-	524,797
430		KazMuniaGaz Finance Subsidiary, 144A	11.750%	1/23/15	BBB-	518,765
265		KazMuniaGaz Finance Subsidiary, 144A	9.125%	7/02/18	BBB-	342,974
340		KazMuniaGaz Finance Subsidiary, Reg S	9.125%	7/02/18	BBB-	440,042
200		Kazakhstan Temir Zholy JSC, 144A	6.950%	7/10/42	BBB-	242,750
375		Kazakhstan Temir Zholy JSC, Reg S	7.000%	5/13/16	BBB-	425,869
107		Tengizchevroil LLP, 144A	6.124%	11/15/14	Baa2	112,416
		Total Kazakhstan				3,900,830
		Latvia – 0.4%
295		Latvia Republic, Reg S	5.250%	2/22/17	BBB-	324,500
520		Latvia Republic, 144A	5.250%	2/22/17	BBB-	572,000
		Total Latvia				896,500
		Lithuania – 0.6%
175		Republic of Lithuania, 144A	7.375%	2/11/20	Baa1	222,250
145		Republic of Lithuania, 144A	6.125%	3/09/21	Baa1	172,913
670		Republic of Lithuania, 144A	6.625%	2/01/22	Baa1	830,800
315		Republic of Lithuania, Reg S	6.125%	3/09/21	Baa1	375,638
		Total Lithuania				1,601,601
		Luxembourg – 0.0%
65		Gaz Capital SA, Reg S	8.625%	4/28/34	Baa1	91,000
		Malaysia – 0.9%
765		Pertoliam Nasional Berhad, Reg S	5.625%	3/15/16	A-	864,861
565		Petronas Capital Limited, 144A	5.250%	8/12/19	A1	668,721
560		Petronas Capital Limited, Reg S	5.250%	8/12/19	A1	662,803
		Total Malaysia				2,196,385
		Mexico – 2.0%
196		America Movil S.A. de C.V.	6.125%	3/30/40	A2	255,029
8,018	MXN	Mexico Bonos de DeSarrollo	8.000%	6/11/20	A-	733,533
640		Pemex Project Funding Master Trust	6.625%	6/15/35	Baa1	803,200
245		Pemex Project Funding Master Trust	6.625%	6/15/38	Baa1	307,475
183		Petroleos Mexicanos	5.500%	6/27/44	Baa1	201,300
85		United Mexican States	5.875%	1/15/14	Baa1	89,888
816		United Mexican States	5.875%	2/17/14	Baa1	867,000
140		United Mexican States	3.625%	3/15/22	Baa1	152,670
365		United Mexican States	7.500%	4/08/33	Baa1	555,713
166		United Mexican States	6.050%	1/11/40	Baa1	221,195
200		United Mexican States	4.750%	3/08/44	Baa1	222,500
458		United Mexican States	5.750%	10/12/00	Baa1	547,310
		Total Mexico				4,956,813
		Nigeria – 0.1%
200		Nigerian Republic Treasury Bond, Reg S	6.750%	1/28/21	BB-	226,000
		Panama – 1.0%
180		AES Panama, Reg S	6.350%	12/21/16	BBB-	196,650
30		Republic of Panama	7.250%	3/15/15	BBB	34,350
490		Republic of Panama	8.875%	9/30/27	BBB	793,800
590		Republic of Panama	9.375%	4/01/29	BBB	1,004,475
255		Republic of Panama	6.700%	1/26/36	BBB	358,275
		Total Panama				2,387,550
		Peru – 0.9%
590		Republic of Peru	8.375%	5/03/16	BBB	734,550
140		Republic of Peru	7.125%	3/30/19	BBB	185,500
565		Republic of Peru	8.750%	11/21/33	BBB	984,513
196		Republic of Peru	5.625%	11/18/50	BBB	255,290
249	PEN	Republic of Peru, Reg S, GDR	7.840%	8/12/20	BBB+	118,724
		Total Peru				2,278,577
		Philipines – 1.3%
380		National Power Corporation	9.625%	5/15/28	BB+	585,200
230		Republic of the Philippines	9.875%	1/15/19	BB+	332,925
270		Republic of the Philippines	10.625%	3/16/25	BB+	473,175
250		Republic of the Philippines	9.500%	2/02/30	BB+	432,188
190		Republic of the Philippines	7.750%	1/14/31	BB+	290,700
860		Republic of the Philippines	6.375%	1/15/32	BB+	1,163,150
		Total Philipines				3,277,338
		Poland – 1.1%
285		PKO Finance AB, 144A	4.630%	9/26/22	A2	285,855
95		Republic of Poland	3.875%	7/16/15	A2	101,413
920		Republic of Poland	6.375%	7/15/19	A2	1,136,200
425		Republic of Poland	5.125%	4/21/21	A2	495,125
620		Republic of Poland	5.000%	3/23/22	A2	719,200
		Total Poland				2,737,793
		Qatar – 0.6%
282		Nakilat, Inc., Reg S	6.067%	12/31/33	AA-	332,760
567		State of Qatar, Reg S	4.000%	1/20/15	AA	601,871
215		State of Qatar, Reg S	5.250%	1/20/20	AA	254,238
290		State of Qatar, Reg S	6.400%	1/20/40	AA	395,850
		Total Qatar				1,584,719
		Romania – 0.3%
226		Republic of Romania, Reg S	6.750%	2/07/22	Baa3	254,250
390		Republic of Romania, 144A	6.750%	2/07/22	Baa3	438,750
		Total Romania				693,000
		Russian Federation – 3.0%
290		Alrosa Finance SA, 144A	7.750%	11/03/20	BB-	328,425
200		Gazprom Neft OAO Via GPN Capital SA, 144A	4.375%	9/19/22	BBB-	199,000
600		Russian Federation, 144A	3.250%	4/04/17	Baa1	631,368
900		Russian Federation, Reg S	3.625%	4/29/15	Baa1	947,250
1,400		Russian Federation, Reg S	5.000%	4/29/20	Baa1	1,606,500
1,027		Russian Federation, Reg S	7.500%	3/31/30	Baa1	1,296,108
200		Russian Federation, Reg S	5.625%	4/04/42	Baa1	240,020
395		Russian Ministry of Finance, Reg S	12.750%	6/24/28	Baa1	765,313
570		Sberbank of Russia Loan, Reg S	5.717%	6/16/21	A3	615,030
270		Vnesheconombank	6.315%	2/22/18	Baa1	285,525
200		VTB Capital SA, Reg S	6.875%	5/29/18	Baa1	215,260
265		VTB Capital SA, Reg S	6.551%	10/13/20	Baa1	279,920
		Total Russian Federation				7,409,719
		Serbia – 0.1%
265		Republic of Serbia, 144A	7.250%	9/28/21	BB-	280,238
		Senegal – 0.2%
400		Republic of Senegal, Reg S	8.750%	5/13/21	B+	484,000
		Singapore – 0.2%
210		DBS Bank Limited Singapore, Reg S	3.625%	9/21/22	Aa2	215,783
210		Oversea-Chinese Banking Corporation	3.750%	11/15/22	Aa2	217,017
		Total Singapore				432,800
		Slovakia – 0.2%
550		Slovakia Government, 144A	4.375%	5/21/22	A+	578,655
		South Africa – 0.7%
200		Esckom Holdings Limited, Reg S	5.750%	1/26/21	A	228,000
710		Republic of South Africa	6.875%	5/27/19	Baa1	893,748
180		Republic of South Africa	4.665%	1/17/24	Baa1	202,050
335		Transnet Limited, 144A	4.500%	2/10/16	A3	355,833
		Total South Africa				1,679,631
		South Korea – 0.1%
135		Korea Development Bank	8.000%	1/23/14	Aa3	146,778
140		Republic of Korea	5.750%	4/16/14	Aa3	150,245
		Total South Korea				297,023
		Sri Lanka – 0.4%
170		Republic of Sri Lanka, 144A	6.250%	10/04/20	BB-	184,875
200		Republic of Sri Lanka, 144A	6.250%	7/27/21	BB-	217,462
290		Republic of Sri Lanka, 144A	5.875%	7/25/22	BB-	312,475
175		Republic of Sri Lanka, Reg S	6.250%	10/04/20	BB-	190,311
200		Republic of Sri Lanka, Reg S	6.250%	7/27/21	BB-	217,462
		Total Sri Lanka				1,122,585
		Turkey – 1.7%
275		Republic of Turkey, Government Bond	7.250%	3/15/15	Ba1	304,563
775		Republic of Turkey, Government Bond	7.000%	9/26/16	Ba1	897,063
321		Republic of Turkey, Government Bond	7.500%	7/14/17	Ba1	385,200
185		Republic of Turkey, Government Bond	6.750%	4/03/18	BBB-	217,606
275		Republic of Turkey, Government Bond	5.625%	3/30/21	Ba1	313,500
500		Republic of Turkey, Government Bond	5.125%	3/25/22	Ba1	550,625
225		Republic of Turkey, Government Bond	6.250%	9/26/22	Ba1	269,256
430		Republic of Turkey, Government Bond	7.375%	2/05/25	Ba1	557,925
360		Republic of Turkey, Government Bond	6.875%	3/17/36	Ba1	456,750
215		Turkiye Garanti Bankasi AS, 144A	4.000%	9/13/17	Baa2	215,129
		Total Turkey				4,167,617
		Ukraine – 1.0%
100		Republic of Ukraine, 144A	6.875%	9/23/15	B+	98,750
660		Republic of Ukraine, 144A	6.250%	6/17/16	B+	634,115
445		Republic of Ukraine, 144A	9.250%	7/24/17	B+	467,455
200		Republic of Ukraine, Reg S	6.875%	9/23/15	B+	197,500
425		Republic of Ukraine, Reg S	6.580%	11/21/16	B+	408,850
405		Republic of Ukraine, Reg S	6.750%	11/14/17	B+	386,775
355		Republic of Ukraine, Reg S	7.750%	9/23/20	B+	350,990
		Total Ukraine				2,544,435
		United Arab Emirates – 0.5%
242		Dubai Electricity and Water Authority, 144A	7.375%	10/21/20	Baa3	282,898
630		Emirate of Abu Dhabi, Reg S	6.750%	4/08/19	AA	796,003
248		Waha Aerospace BV, 144A	3.925%	7/28/20	AA	266,600
		Total United Arab Emirates				1,345,501
		Uruguay – 0.2%
116		Republic of Uruguay	6.875%	9/28/25	BBB-	160,370
83		Republic of Uruguay	7.875%	1/15/33	BBB-	129,866
185		Republic of Uruguay	7.625%	3/21/36	BBB-	288,635
		Total Uruguay				578,871
		Venezuela – 1.5%
775		Petroleos de Venezuela SA, Reg S	8.500%	11/02/17	B+	701,375
255		Petroleos de Venezuela SA, Reg S	5.250%	4/12/17	B+	201,213
475		Petroleos de Venezuela SA, Reg S	8.500%	11/02/17	B+	429,875
441		Petroleos de Venezuela SA, Reg S	9.000%	11/17/21	B+	379,260
250		Petroleos de Venezuela SA, Reg S	9.750%	5/17/35	B+	208,750
300		Republic of Venezuela, Reg S	9.000%	5/07/23	B+	264,000
850		Republic of Venezuela, Reg S	8.250%	10/13/24	B+	705,500
300		Republic of Venezuela, Reg S	12.750%	8/23/22	B+	318,750
625		Republic of Venezuela, Reg S	11.750%	10/21/26	B+	628,123
		Total Venezuela				3,836,846
		Total Emerging Markets Debt and Foreign Corporate Bonds (cost $75,928,385)				83,483,972

Principal
Amount (000)		Description (1)	Coupon	Maturity		Value
		Short-Term Investments – 6.8% (4.7% of Total Investments)
		Repurchase Agreements – 6.8%
$ 7,994		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/12, repurchase price $7,993,609, collateralized by $6,000,000 U.S. Treasury Bonds, 4.500%, due 8/15/39, value $8,157,594	0.010%	10/01/12		$ 7,993,602
8,941		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/12, repurchase price $8,940,596, collateralized by $8,170,000 U.S. Treasury Notes, 3.125%, due 4/30/17, value $9,121,356	0.010%	10/01/12		8,940,589
$ 16,935		Total Short-Term Investments (cost $16,934,191)				16,934,191
		Total Investments (cost $325,110,550) – 146.4%				363,584,087
		Borrowings – (43.4)% (9)				(107,800,000)
		Other Assets Less Liabilities – (3.0)% (10)				(7,510,140)
		Net Assets Applicable to Common Shares – 100%				$ 248,273,947

Investments in Derivatives at September 30, 2012

Call Options Written outstanding:

Number of			Notional	Expiration	Strike
Contracts		Type	Amount (11)	Date	Price	Value (10)
(165)		Mosaic Company	$ (990,000)	12/22/12	$ 60.0	$ (30,113)
(1,351)		Talisman Energy Inc.	(1,621,200)	10/20/12	12.0	(189,140)
(1,516)		Total Call Options Written (premium received $158,241)	$ (2,611,200)			$ (219,253)

Forward Foreign Currency Exchange Contracts outstanding:

						Unrealized
						Appreciation
		Amount	In Exchange For	Amount	Settlement	(Depreciation)
Counterparty	Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars) (10)
Morgan Stanley	Brazilian Real	1,062,000	U.S. Dollar	510,601	12/04/12	(9,307)
Citibank	Colombian Peso	1,699,317,000	U.S. Dollar	933,434	12/19/12	(1,207)
JPMorgan Chase	Euro	895,000	U.S. Dollar	1,160,871	12/19/12	9,788
JPMorgan Chase	Mexican Peso	14,533,000	U.S. Dollar	1,104,835	12/19/12	(15,600)
Citibank	Peruvian Nuevo Sol	240,000	U.S. Dollar	91,568	12/19/12	(387)
UBS	U.S. Dollar	208,259	Malaysian Ringgit	645,000	12/19/12	1,129
Citibank	U.S. Dollar	818,713	Mexican Peso	10,501,000	12/19/12	(9,129)
Bank of America	U.S. Dollar	429,421	Turkish Lira	780,000	12/19/12	(8)
						$ (24,721)

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating		Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Rate Index	Fixed Rate *	Frequency	Date	(Depreciation) (10)
JPMorgan	$19,950,000	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/14	$ (288,016)
Morgan Stanley	19,950,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/16	(1,149,419)
							$(1,437,435)

*Annualized.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$ 89,456,764	$ 516,380	$ –	$ 89,973,144
Real Estate Investment Trust Common Stocks	85,408,979	–	–	85,408,979
Real Estate Investment Trust Preferred Stocks	4,322,640	–	–	4,322,640
Capital Preferred Securities	–	1,583,437	–	1,583,437
Variable Rate Senior Loan Interests	–	81,877,724	–	81,877,724
Emerging Markets Debt and Foreign Corporate Bonds	–	83,483,972	–	83,483,972
Short-Term Investments:
Repurchase Agreements	–	16,934,191	–	16,934,191
Derivatives:
Call Options Written	(219,253)	–	–	(219,253)
Forward Foreign Currency Exchange Contracts**	–	(24,721)	–	(24,721)
Interest Rate Swaps**	–	(1,421,810)	–	(1,421,810)
Total	$178,969,130	$182,949,173	$ –	$361,918,303

* Refer to the Fund’s Portfolio of Investments for industry classification and breakdown of Common Stock classified as Level 2.
** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivative		Liability Derivative
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$ —	Call options written, at value	$ (219,253)
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	10,917	Unrealized depreciation on forward foreign currency exchange contracts	(35,638)
Interest Rate	Swaps	—	—	Unrealized depreciation on interest rate swaps	(1,437,435)
Total			$ 36,038		$ (1,667,605)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding investments in derivatives) was $331,353,876.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2012, were as follows:

Gross unrealized:
Appreciation					$ 47,806,638
Depreciation					(15,576,427)

Net unrealized appreciation (depreciation) of investments					$ 32,230,211

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investment in derivatives.
(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(6)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(7)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(8)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
(9)	Borrowings as a percentage of total investments is 29.6%.
(10)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at September 30, 2012.
(11)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

COP	Columbian Peso
EUR	Euro
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
USD-LIBOR	United States Dollar—London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Diversified Dividend and Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2012